Subsequent Events	12 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

On November 18, 2024, Golden Heaven Group Holdings Ltd. the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain investors. The investors agreed to subscribe for and purchase from the Company, through a private placement, a total of 20,000,000 Class A Ordinary Shares for a total purchase price of US$25.2 million. In the event that the Company fails to meet certain operational and financial targets by September 30, 2027, the Company will issue up to 10,000,000 Class A Ordinary Shares to the investors for no additional consideration. The Company will use the proceeds from issuance of Class A Ordinary Shares for acquisition, upgrade, development, operation and maintenance of parks.

In addition, pursuant to the Securities Purchase Agreement, the Company will issue warrants (the “Warrants”) to the investors granting the investors the right to purchase up to 40,000,000 Class A Ordinary Shares in aggregate at an exercise price of US$1.386. The Warrants will expire five (5) years after issuance. The Warrants contain standard adjustments to the exercise price. The transactions contemplated under the Securities Purchase Agreement are expected to close in November 2024.

Also on November 18, 2024, the Company entered into a series of amendments to warrant with existing holders of warrants, pursuant to which, (i) the exercise price were amended to be US$1.386, and (ii) the existing holders of warrants agreed to exercise their respective warrants in whole concurrently with execution of such amendment.

On December 10, 2024, the Company filed Form S-8. This Registration Statement is being filed by the Company to register 5,000,000 Class A ordinary shares, par value $0.005 per share, that may be issued under the Company’s December 2024 Equity Incentive Plan.

On November 12, 2024, Tongling Jinsheng Amusement Investment Co., Ltd., an operating entity of the Company, entered into a lease agreement with Fuzhou Yibang Amusement Park Co., LTD (“Fuzhou Yibang”) to lease the entirety of Tongling West Lake Amusement World, one of the Company’s amusement parks, to Fuzhou Yibang for a term of 10 years. The annual rent is set at RMB30 million, to be paid quarterly, and will increase by 2% annually beginning the second year of the lease terms and for each year thereafter.

On November 12, 2024, Yueyang Jinsheng Amusement Development Co., Ltd., an operating entity of the Company, entered into a lease agreement with Fuzhou Yibang to lease the entirety of Yueyang Amusement World, one of the Company’s amusement parks (together with Tongling West Lake Amusement World, the “Parks”), to Fuzhou Yibang for a term of 10 years. The annual rent is set at RMB20 million, to be paid quarterly, and will increase by 2% annually beginning the second year of the lease term and for each year thereafter.

On December 24, 2024, Golden Heaven Group Holdings Ltd. the Company entered into a series of long-term lease agreements with Fuzhou Yibang Amusement Park Co., LTD (“Fuzhou Yibang”). Yuxi Jinsheng Amusement Development Co., Ltd., an operating entity of the Company, entered into a lease agreement with Fuzhou Yibang to lease the entirety of Yunnan Yuxi Jinsheng Amusement Park, located in Yuxi City, Yunnan Province, China, one of the Company’s amusement parks, to Fuzhou Yibang for a term of 10 years. The annual rent for the first year is set at RMB22 million, to be paid quarterly, and will increase by 2% annually beginning the second year of the lease terms and for each year thereafter.

Changde Jinsheng Amusement Development Co., Ltd., an operating entity of the Company, entered into a lease agreement with Fuzhou Yibang to lease the entirety of Changde Jinsheng Amusement Park, located in Changde City, Hunan Province, China, one of the Company’s amusement parks, to Fuzhou Yibang for a term of 10 years. The annual rent for the first year is set at RMB23 million, to be paid quarterly, and will increase by 2% annually beginning the second year of the lease terms and for each year thereafter.

Qujing Jinsheng Amusement Investment Co., Ltd., an operating entity of the Company, entered into a lease agreement with Fuzhou Yibang to lease the entirety of Qujing Jinsheng Amusement Park, located in Yujing City, Yunnan Province, China, one of the Company’s amusement parks, to Fuzhou Yibang for a term of 10 years. The annual rent for the first year is set at RMB7 million, to be paid quarterly, and will increase by 2% annually beginning the second year of the lease terms and for each year thereafter.

On January 8, 2025, Golden Heaven Group Holdings Ltd. the Company, through Nanping Golden Heaven Amusement Park Management Co., Ltd. (the “Nanping Golden Heaven”), a subsidiary of the Company, signed a long-term service agreement (the “Service Agreement”) with Fuzhou Yibang Amusement Park Co., Ltd. (the “Fuzhou Yibang”). Pursuant to the Service Agreement, Nanping Golden Heaven will provide a fully integrated amusement park management software suite to Fuzhou Yibang, including ticket sales, membership management, event planning, data analytics, and custom modules. Additionally, Nanping Golden Heaven will offer three years of maintenance services to Nanping Golden Heaven, including trouble-solving, system optimization and ongoing support. In consideration of the services, Fuzhou Yibang agrees to pay a service fee of RMB 15 million (approximately US$2.1 million) to Nanping Golden Heaven.

On January 8, 2025, the Company , through Nanping Golden Heaven Amusement Park Management Co., Ltd. (the “Nanping Golden Heaven”), a subsidiary of the Company, signed a long-term service agreement (the “Service Agreement”) with Fuzhou Yibang Amusement Park Co., Ltd. (the “Fuzhou Yibang”).